SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)		12 Months Ended
	Jan. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at the beginning		4,809,078	3,294,467	866,028
Granted (in shares)		2,640,598	1,894,119	6,313,373
Exercised (in shares)		(197,975)	(233,958)	(3,694,934)
Forfeited (in shares)		(964,789)	(145,550)	(190,000)
Outstanding at the end		6,286,912	4,809,078	3,294,467	866,028
Vested and expected to vest at the end		6,286,912
Exercisable at the end		2,070,533	1,486,318
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 5.91	$ 1.75	$ 0.65
Granted (in dollars per share)	$ 13.85	3.28	12.31	2.00
Exercised (in dollars per share)		2.08	0.99	1.93
Forfeited (in dollars per share)		6.75	3.02	1.70
Outstanding at the end (in dollars per share)		4.80	5.91	1.75	$ 0.65
Vested and expected to vest at the end (in dollars per share)		4.80
Exercisable at the end (in dollars per share)		6.35	5.87
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)		7.38	6.65	3.67
Granted (in dollars per share)	$ 7.85	2.13	8.39	7.01
Exercised (in dollars per share)		6.95	5.13	6.55
Forfeited (in dollars per share)		7.57	7.71	6.91
Outstanding at the end (in dollars per share)		5.16	7.38	$ 6.65	$ 3.67
Vested and expected to vest at the end (in dollars per share)		5.16
Exercisable at the end (in dollars per share)		$ 6.87	$ 7.05
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)		8 years 5 months 8 days	8 years 8 months 4 days	8 years 9 months 10 days	7 years 3 months 7 days
Vested and expected to vest at the end (in years)		8 years 5 months 8 days
Exercisable at the end (in years)		7 years 7 months 13 days	8 years 2 months 12 days
Outstanding at the beginning (in dollars)		$ 2,619,574	$ 33,410,968	$ 6,328,171
Outstanding at the end (in dollars)		94,990	2,619,574	$ 33,410,968	$ 6,328,171
Vested and expected to vest at the end (in dollars)		94,990
Exercisable at the end (in dollars)		$ 55,880	$ 874,180